Commitments and Contingencies - Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 79,570	$ 38,972
Net income (loss) attributed to shareholders	5,602	4,800
MFC [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	371	443
Net income (loss) attributed to shareholders	5,602	4,800
MLI consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	79,711	38,994
Net income (loss) attributed to shareholders	5,963	5,076
Other subsidiaries of MFC on a combined basis [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	417	434
Net income (loss) attributed to shareholders	(401)	(419)
Consolidating adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	(929)	(899)
Net income (loss) attributed to shareholders	(5,562)	(4,657)
Manulife Finance (Delaware), L.P.[Member]
Condensed Income Statements, Captions [Line Items]
Total revenue	32	62
Net income (loss) attributed to shareholders	$ (1)	$ 22